Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31,
	2018	2017
	$	$
Trade accounts receivable (net of allowance for doubtful accounts of $55 (2017 - $5))	142	20
Value added tax	49	186
Other receivables	103	15
	294	221